Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2017	Mar. 31, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Earnings Per Share
Net income (in thousands)	$ 11,128	$ 7,101	$ 43,039	$ 26,807	$ 15,098
Basic weighted average shares outstanding	83,529,335	83,375,562	83,432,157	83,365,218	83,222,330
Dilutive effect of share based awards	5,115,475	3,292,911	4,998,830	2,915,689	2,429,419
Diluted weighted average shares outstanding	88,644,810	86,668,473	88,430,987	86,280,907	85,651,749
Basic earnings per share	$ 0.13	$ 0.09	$ 0.52	$ 0.32	$ 0.18
Diluted earnings per share	$ 0.13	$ 0.08	$ 0.49	$ 0.31	$ 0.18